COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Current Portion Included In Accrued Liabilities		$ 119,393	$ 107,192
Long Term Lease Liability	$ 0	64,196	183,589
Total		$ 183,589	$ 290,781